Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues	$ 1,843,105	$ 7,149,320
Expenses
Commission expenses	642,733	1,521,942
Compensation and benefits	865,590	622,908
Communications and technology	349,507	376,109
Occupancy	63,628	70,531
Travel and business development	38,497	85,156
Professional fees	212,733	768,626
Other administrative expenses	120,838	112,337
Total expenses	2,293,526	3,557,609
(Loss) income before income taxes	(450,421)	3,591,711
Income tax benefits		75,422
Net (loss) income	(450,421)	3,667,133
Other comprehensive (loss) income
Total foreign currency translation adjustment	(193,915)	58,539
Total comprehensive (loss) income	$ (644,336)	$ 3,725,672
(Loss) earnings per share:
(Loss) earnings per share, Basic (in Dollars per share)	$ (0.01)	$ 0.1
(Loss) earnings per share, Diluted (in Dollars per share)	$ (0.01)	$ 0.1
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding, Basic (in Shares)	37,023,752	35,007,821
Weighted average number of ordinary shares outstanding, Diluted (in Shares)	37,023,752	35,007,821
Futures brokerage commissions
Revenues
Total revenues	$ 968,213	$ 2,330,723
Trading solution service revenues
Revenues
Total revenues	429,215	1,691,441
Trading gains from OTC business
Revenues
Total revenues	145,579
Structured note subscription fees
Revenues
Total revenues	313,868
Other service revenues
Revenues
Total revenues	38,534	239,503
Trading gains (losses)
Revenues
Total revenues	(631,570)	2,252,043
Interest income and other
Revenues
Total revenues	$ 579,266	$ 635,610